Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment
10. Property, plant and equipment

The Group’s property, plant and equipment is comprised of owned assets (note 10A) and leased assets (note 10B). Property, plant and equipment is measured at cost including eligible borrowing costs less depreciation and accumulated impairment losses.
Property, plant and equipment is subject to review for impairment if triggering events or circumstances indicate that this is necessary. If an indication of impairment exists, the asset’s or cash generating unit’s recoverable amount is estimated and any impairment loss is charged to the income statement as it arises.

Owned assets
Owned assets are initially measured at historical cost. Depreciation is provided on a straight-line basis over the expected average useful lives of the assets. Residual values and useful lives are reviewed at least annually. The review of residual values and useful lives have taken into consideration the impacts of climate change and the actions we undertake to mitigate and adapt against these climate-related risks and there is no material impact on the income statement for this year. Estimated useful lives by major class of assets are as follows:

■freehold buildings (no depreciation on freehold land)	40 years
■leasehold land and buildings	40 years (or life of lease if less)
■plant and equipment	2-20 years years
Leased assets
The cost of a leased asset is measured as the lease liability at inception of the lease contract and other direct costs less any incentives granted by the lessor. The Group has not capitalised leases which are less than 12 months or leases of low-value assets. These mainly relate to IT equipment, office equipment, furniture and fitting and other peripheral items. When a lease liability is remeasured, the related lease asset is adjusted by the same amount.
Depreciation is provided on a straight-line basis from the commencement date of the lease to the end of the lease term.

		€ million	€ million
Property, plant and equipment	Notes	2022	2021
Owned assets	10A	9,416	8,833
Leased assets	10B	1,354	1,514
Total		10,770	10,347
10A. Owned assets

	€ million	€ million	€ million
Movements during 2022	Land and buildings	Plant and equipment	Total
Cost
1 January 2022	4,266	14,462	18,728
Additions through business combinations	–	–	–
Additions	391	1,065	1,456
Disposals and other movements	(80)	(858)	(938)
Hyperinflationary adjustment	152	536	688
Reclassification as held for sale	(11)	(56)	(67)
Currency retranslation	(10)	(41)	(51)
31 December 2022	4,708	15,108	19,816
Accumulated depreciation
1 January 2022	(1,508)	(8,387)	(9,895)
Depreciation charge for the year	(120)	(897)	(1,017)
Disposals and other movements	66	762	828
Hyperinflationary adjustment	(36)	(287)	(323)
Reclassification as held for sale	6	18	24
Currency retranslation	(7)	(10)	(17)
31 December 2022	(1,599)	(8,801)	(10,400)
Net book value 31 December 2022(a)	3,109	6,307	9,416
Includes capital expenditures for assets under construction	104	960	1,064
(a)Includes €504 million of freehold land.
The Group has commitments to purchase property, plant and equipment of €356 million (2021: €386 million).
10A. Owned Assets continued

	€ million	€ million	€ million
Movements during 2021	Land and buildings	Plant and equipment	Total
Cost
1 January 2021	4,203	14,305	18,508
Additions through business combinations	1	2	3
Additions	100	1,008	1,108
Disposals and other movements	(136)	(764)	(900)
Hyperinflationary adjustment	46	109	155
Reclassification as held for sale	(131)	(731)	(862)
Currency retranslation	183	533	716
31 December 2021	4,266	14,462	18,728
Accumulated depreciation
1 January 2021	(1,440)	(8,159)	(9,599)
Depreciation charge for the year	(137)	(905)	(1,042)
Disposals and other movements	93	650	743
Hyperinflationary adjustment	(6)	(50)	(56)
Reclassification as held for sale	46	398	444
Currency retranslation	(64)	(321)	(385)
31 December 2021	(1,508)	(8,387)	(9,895)
Net book value 31 December 2021(a)	2,758	6,075	8,833
Includes capital expenditures for assets under construction	93	881	974
(a)Includes €380 million of freehold land.
10B. Leased assets

	€ million	€ million	€ million
Movements during 2022	Land and buildings	Plant and equipment	Total
Cost
1 January 2022	2,667	661	3,328
Additions through business combinations	–	–	–
Additions	281	111	392
Disposals and other movements	(303)	(108)	(411)
Hyperinflationary adjustment	3	–	3
Reclassification as held for sale	1	–	1
Currency retranslation	6	(14)	(8)
31 December 2022	2,655	650	3,305
Accumulated depreciation
1 January 2022	(1,461)	(353)	(1,814)
Depreciation charge for the year	(322)	(118)	(440)
Disposals and other movements	205	91	296
Reclassification as held for sale	2	–	2
Currency retranslation	(4)	9	5
31 December 2022	(1,580)	(371)	(1,951)
Net book value 31 December 2022	1,075	279	1,354
10B. Leased Assets

	€ million	€ million	€ million
Movements during 2021	Land and buildings	Plant and equipment	Total
Cost
1 January 2021	2,639	768	3,407
Additions through business combinations	4	–	4
Additions	263	110	373
Disposals and other movements	(259)	(245)	(504)
Hyperinflationary adjustment	(18)	–	(18)
Reclassification as held for sale	(61)	(3)	(64)
Currency retranslation	99	31	130
31 December 2021	2,667	661	3,328
Accumulated depreciation
1 January 2021	(1,311)	(447)	(1,758)
Depreciation charge for the year	(307)	(123)	(430)
Disposals and other movements	177	233	410
Reclassification as held for sale	33	2	35
Currency retranslation	(53)	(18)	(71)
31 December 2021	(1,461)	(353)	(1,814)
Net book value 31 December 2021	1,206	308	1,514
Our leases mainly comprise of land and buildings and plant and equipment. The Group leases land and buildings for manufacturing, warehouse facilities and office space and also sublets some property. Plant and equipment includes leases for vehicles.
The Group has recognised in the income statement, a charge of €105 million (2021: €96 million) for short-term leases and €74 million (2021: €71 million) on leases for low-value assets.
During the year, the Group recognised income of €12 million (2021: €16 million) from sublet properties.
The total cash outflow relating to leases was €590 million (2021: €535 million).
Lease liabilities are shown in note 15 on pages 181 and 183.